Insurance and Reinsurance Contract Assets and Liabilities - Significant Judgements and Estimates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Future changes in financial variables amount	$ 0
Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	30 years	30 years
Ultimate year	70 years	70 years
Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Observable years	15 years	15 years
Ultimate year	55 years	55 years
Less than 1 year | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.89%	3.46%
Less than 1 year | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.87%	3.44%
Less than 1 year | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.74%	4.48%
Less than 1 year | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.85%	4.56%
Less than 1 year | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.18%	0.82%
Less than 1 year | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.39%	3.73%
5 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.85%	3.93%
5 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.82%	3.89%
5 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.37%	5.05%
5 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.42%	5.09%
5 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.93%	1.17%
5 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.48%	4.36%
10 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.94%	4.86%
10 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.85%	4.76%
10 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.65%	6.01%
10 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.55%	5.91%
10 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	2.60%	1.55%
10 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.57%	5.23%
20 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.36%	5.00%
20 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.39%	4.98%
20 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.47%	6.33%
20 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.47%	6.33%
20 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.59%	2.33%
20 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.38%	4.70%
30 years | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.10%	5.32%
30 years | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.05%	5.21%
30 years | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.41%	6.15%
30 years | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	6.40%	6.14%
30 years | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.38%	2.97%
30 years | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.02%	4.17%
Ultimate | Canada | CAD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate | Canada | CAD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	4.40%	4.40%
Ultimate | U.S. | USD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.15%	5.15%
Ultimate | U.S. | USD | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	5.03%	5.03%
Ultimate | Japan | JPY | Somewhat liquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	1.60%	1.60%
Ultimate | Hong Kong | HKD | Illiquid
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Years	3.70%	3.70%